General principles for the preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2025
Disclosure Of General Principles For The Preparation Of The Consolidated Financial Statements [Abstract]
General principles for the preparation of the consolidated financial statements

3. General principles for the preparation of the consolidated financial statements

(a) Compliance with IFRS

The consolidated financial statements of the Natuzzi Group have been prepared in accordance with IFRS Accounting Standards issued by the International Accounting Standards Board (IASB) and interpretations issued by the IFRS Interpretations Committee (IFRS IC) applicable to companies reporting under IFRS.

Details of Group’s accounting policies are included in note 4.

(b) Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis, except for derivative financial instruments measured at fair value (see note 33).

(c) Basis of preparation

The consolidated financial statements consist of the consolidated statement of financial position, the consolidated statement of profit or loss, the consolidated statement of comprehensive income, consolidated statement of changes in equity, consolidated statement of cash flows and the notes to the consolidated financial statements.

The consolidated statement of financial position has been prepared based on the nature of the transactions. Assets and liabilities have been distinguished in current and non-current in accordance with paragraphs 66–76B of IAS 1.

The consolidated statement of profit or loss has been prepared based on the function of the expenses, with a separate statement for the comprehensive income.

The consolidated statement of cash flows has been prepared using the indirect method.

The statement of changes in equity includes the components of comprehensive income, distinguishing those attributable to the parent company's shareholders from those pertaining to non-controlling interests. For each component of equity, this statement presents the changes during the year resulting from the net income for the period, other comprehensive income components, and other equity transactions affecting the parent company's shareholders and non-controlling interests.

The consolidated financial statements present all amounts rounded to the nearest thousands of Euro, unless otherwise stated. They also present comparative information in respect to the previous period.

(d) Functional and presentation currency

These consolidated financial statements are presented in Euro (the Group’s presentation currency), which is the Natuzzi S.p.A.’s functional currency.

(e) Use of estimates and judgement

In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively. Estimates are based on historical experience and other factors, including expectations about future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

(i) Judgements

Information about judgments made in applying accounting policies that have the most significant effects on the amounts recognised in the financial statements is included in the following notes.

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Note 29: reverse factoring, presentation of amounts related to supply chain financing arrangements in the statement of financial position and in the statement of cash flow.
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Notes 4(f), 9 and 21: assessment of the lease term of lease liabilities depending on whether the Group is reasonably certain to exercise the extension options.

(ii) Assumptions and estimation uncertainties

Information about assumptions and estimates as at December 31, 2025 that have an high risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes.

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Notes 4(i), 8, 9, 10 and 11: impairment test of property, plant and equipment, right-of-use assets, intangible assets including goodwill and interest in joint ventures and associates, with particular reference to the key assumptions applied by management in estimating value in use (annual sales growth rates, weighted average cost of capital rates and long-term growth rates).
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Notes 4(n)(i), 15 and 33: measurement of the provision for impairment on trade receivables, for the significant assumptions used by management in estimating the expected credit losses (weighted-average loss rate or default rate, current and future financial situation of debtors for individual receivables that management is aware will be difficult to collect, future general economic conditions).
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Notes 4(r) and 26: provision for warranties for the significant assumptions underlying the estimation of the expected warranties.
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Notes 4(r), 26 and 44: recognition and measurement of provisions and contingencies for the key assumptions about the likelihood and magnitude of an outflow of resources.
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Notes 4(aa) and 41: recognition of deferred tax assets, for the estimation of the available future taxable profits against which deductible temporary differences and tax losses carried forward can be utilised.

In preparing the consolidated financial statements, management has considered the impact of climate change in the context of the disclosures. These considerations did not have a material impact on the financial reporting judgements and estimates, and at this time, the Group does not expect that climate change will have a significant impact on the Group’s going concern assessment, its ability to recover the carrying value of its long-lived assets or its liquidity.

(f) Going concern assumption

The consolidated financial statements have been prepared on a going concern basis, which assumes that the Group will be able to meet its obligations as they fall due within one year from the date of the approval of these consolidated financial statements. However there is material uncertainty that raises substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”) to continue as a going concern within one year from the date of the approval of these financial statements. Circumstances and events, management’s plans and Directors’ conclusions on the Group’s going concern assumption as at December 31, 2025 are reported below.

(i) Circumstances and events

The Group incurred recurring losses from operations, has a net negative working capital and, in 2025, cash outflows from operating activities. In particular, the Group recognised a net loss after tax of 30,592 and an operating loss of 18,815 for the year ended December 31, 2025 and, as at that date, current liabilities exceeded current assets by 22,275 and total equity amounted to 25,882. Due to the loss for the year, the Group was unable to generate sufficient cash flow from operating activities during the year which adversely affected its net working capital and net financial position as at December 31, 2025. Based on these circumstances, Company has a material uncertainty to have sufficient liquidity to cover the operating losses for the next twelve months after the approval of these consolidated financial statements.

For the year ended December 31, 2025, the Group reported a revenue decline of 10,580 compared to the year ended December 31, 2024, resulting in total revenue of 308,217. The 3.32% decrease in revenue is primarily attributable to a combination of unfavorable macroeconomic conditions, including prolonged geopolitical instability, a significant discontinuity in international demand for upholstered furniture - further compounded by the recent tightening of the US tariff framework - elevated inflation leading to a reduction in consumers' disposable income, and a subdued real estate market. These factors have given rise to structural challenges, particularly excess workforce capacity and high labor costs at the Group's Italian operations.

Upon approval of the Company’s unaudited financial statements for the first nine months and third quarter ended September 30, 2025, the Company had recorded a loss for the quarter of 5,089, resulting in a reduction of the share capital by more than one-third, thereby triggering the obligations set forth in Article 2446 of the Civil Code, which requires the board of directors of Italian joint-stock companies (società per azioni) to promptly convene a shareholders’ meeting to take appropriate actions. Accordingly, at the shareholders’ meeting held on February 16, 2026, the Company’s shareholders resolved to postpone any decision regarding the reduction of share capital pursuant to Article 2446 of the Civil Code to the forthcoming shareholders’ meeting to be called to approve the Company’s stand-alone financial statements for the year ended December 31, 2025. Such share capital reduction is essentially an accounting adjustment that aligns the nominal value of the share capital with its actual value as of December 31, 2025.

(ii) Management plans

Management’s plans to mitigate the adverse effects of such circumstances and events are set forth below.

The Company's directors, following the guidelines approved by Board of Directors in December 2025 and subsequent amendments, developed an economic and financial plan covering the period up to June 2027 (the “one-year budget”), and conferred delegated authority to the CEO to initiate an out-of-court composition proceeding (Composizione negoziata della crisi, the “Composition”) which is the context for a multi-year business plan aimed at restoring efficiency across the Group.

The one-year budget envisages:

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a significant reduction in fixed costs, including enhanced access to government-funded wage support schemes for temporary layoff workers and employees (CIGS - Cassa Integrazione Guadagni Straordinaria);
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a more flexible production capacity, including shutdown of certain underutilized facilities and the outsourcing of low value-added activities, which do not require any kind of negotiation with trade unions and competent Italian Ministry;
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the closure of non-performing directly operated stores ("DOS") to improve the quality of the retail network, in particular in North America;
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the reinforcement of ongoing initiative finalized to a strong focus on liquidity preservation, through tight control of working capital, disciplined spending, and close monitoring of cash flows, and
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expected cash proceeds from dividend distribution by the joint venture, Natuzzi Trading Shanghai, in China.

Most notably, the one-year budget envisages raising resources to cover the cash requirements to finance the operating cash outflow through a combination of (i) non-strategic asset disposals and (ii) a review of the Company’s capital structure and potential capital strengthening actions, including a capital increase with potential access by national government relaunch agency.

The Directors note that certain actions have already been undertaken by the Group in response to the challenging conditions described above, including the following:

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on November 5, 2025, the Company entered into a new agreement with the Italian trade unions pursuant to which government funds will be used, for the entirety of 2026, to pay a substantial portion of the salaries of redundant workers and employees who are subject to temporary layoffs (Cassa Integrazione Guadagni Straordinaria);
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on November 21, 2025, INVEST 2003 S.r.l. (the “Parent Company”) provided a binding commitment of up to 15,000 to grant the Company a credit facility to support its cash requirements and the transformation process. The Company has the option to convert the amounts drawn into capital (versamento in conto futuro aumento di capitale) in connection with future capital strengthening transactions. As of December 31, 2025, the total amount drawn by the Company on this facility was 10,000 (see note 45);
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in December 2025, the Company started the due diligence procedure, required by national government relaunch agency, mandatory to evaluate a potential equity investment in the Group, as well as any other form of financial support;
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on January 29, 2026, the Company divested its photovoltaic facilities for 7,115, compared to a carrying amount of 1,105.
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in February 2026, the Company started preliminary discussions with prospective purchasers of an underutilized manufacturing facility located in Italy and with potential investors for the outsourcing of low value-added activities;
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on March 31, 2026, the Company and INVEST 2003 S.r.l. entered into an agreement pursuant to which the total outstanding amount owed by the Company to INVEST 2003 S.r.l. as at that date, amounting to 12,500 in aggregate, was irrevocably reclassified as an advance payment on account of a future capital increase (versamento in conto futuro aumento di capitale), strengthening the Company’s equity (see note 46);
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In April 2026, the Company filed application to the U.S. Customs and Border Protection (CBP) for the refund of custom duties imposed by the the U.S. administration for about 2 million dollars.
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On May 14, 2026, the board of directors conferred delegated authority on the CEO to initiate an out-of-court composition proceeding (Composizione negoziata della crisi, the “Composition”), a voluntary, debtor-in-possession restructuring tool under the Italian Insolvency and Restructuring Code (Legislative Decree no. 14 of January 12, 2019) designed to address financial distress at an early stage through consensual negotiations, with limited court involvement. The formal request to initiate the Composition will be filed in the next forthcoming days. The procedure will involve the Company and its Italian subsidiaries.

By virtue of its nature as an out-of-court composition proceeding, Company’s management retains both ordinary and extraordinary powers of administration, since it is not divested of Company’s assets. Consequently, the company's shareholders continue to exercise their ordinary rights as equity holders of the Company.

Specifically, according to the named out-of-court composition proceeding, a debtor in financial difficulty (i.e., a condition of economic or financial imbalance that is likely to result in distress or insolvency) may access the Composition if recovery appears reasonably achievable. The process is initiated by the debtor through the filing of an application with the local chamber of commerce for the appointment of an independent expert. The expert’s role is to facilitate negotiations between the debtor, creditors and other stakeholders with a view to addressing the debtor’s financial distress and reaching a consensual solution within six (6) months (subject to a possible extension of an additional six (6) months) of the expert’s appointment.

During the Composition, the debtor remains in full control of its business and operations, and the corporate rules relating to minimum statutory capital of companies (including the requirement that a company with negative capital be recapitalized or liquidated) may be suspended. Such suspension operates at the option of the debtor, by means of a statement to be published on the Companies’ Register.

The Composition is primarily an out-of-court process; however, it allows the debtor to seek targeted court involvement, including to obtain protective measures (i.e., a moratorium) operating as a temporary stay on enforcement actions, where appropriate to facilitate a successful outcome of the negotiations. Such measures are subject to confirmation by the court and may apply for up to 240 days. The court may revoke them at any time if it determines that they are no longer necessary or proportionate, or if the Composition proves unsuccessful.

While the debtor may in principle take actions beyond the ordinary course of business (e.g., sale of a business unit, new financing), it may seek court authorization prior to doing so in order to obtain certain benefits or protections not otherwise available (e.g., protection against bankruptcy claw-back).

The process is intended to result in a consensual restructuring, which may take the form of bilateral or multilateral agreements or standstill arrangements. If the parties are unable to reach an agreement, the debtor may access more formal restructuring proceedings under Italian law, including court-based procedures that provide for binding effects on dissenting creditors.

(iii) Directors’ conclusions

As of December 31, 2025, the Group’s cash and cash equivalents amount to 20,320, while its long-term borrowings amount to 23,095 (including a current portion of 7,251) and its bank overdrafts and short-term borrowings amount to 22,197. Furthermore, as of December 31, 2025, the unused portion of credit facilities available to the Group, for which no commitment fees are due, amounts to 4,445, comprising non-recourse factoring agreements for export-related trade receivables, borrowings secured by trade receivables, and bank overdrafts. For further details, please refer to note 28.

The Board of Directors notes that the inflows forecasted for covering the above operating net cash outflow, which include the request of the residual 5,000 granted in November 2025 by INVEST 2003 S.r.l. as a credit facility, are heavily dependent on disposal of non-strategic assets and/or on a capital increase with potential access by national government relaunch agency in the context of the mentioned out of court composition proceeding. Even if management intends to execute its mitigation plans, there can be no assurance that the necessary financing will be available, or that it will be available on terms acceptable to the Company or within the envisaged timeframe.

As a result of these events and conditions, the Board concluded a material uncertainty exists that might cast significant doubt (or raises substantial doubt as contemplated by Public Company Accounting Oversight Board (“PCAOB”)) to continue as a going concern for a reasonable period of time and, therefore, to continue realizing its assets and discharging its liabilities in the normal course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty if the Group were unable to continue as a going concern.